Schedule of Investments

AllianzGI Equity & Convertible Income Fund

October 31, 2020 (unaudited)

Shares		Value^
COMMON STOCK - 61.9%
Aerospace & Defense - 0.4%
20,000	Boeing Co.	$2,887,800

Air Freight & Logistics - 0.7%
19,600	FedEx Corp. (g)	5,085,612

Automobiles - 1.2%
24,125	Tesla, Inc. (i)	9,361,465

Banks - 0.6%
50,200	JPMorgan Chase & Co.	4,921,608

Biotechnology - 0.6%
57,175	AbbVie, Inc.	4,865,593

Capital Markets - 0.6%
14,875	S&P Global, Inc. (g)	4,800,609

Chemicals - 0.3%
46,400	Chemours Co.	934,496
14,533	Dow, Inc.	661,106
14,533	DuPont de Nemours, Inc.	826,637
		2,422,239
Entertainment - 2.2%
71,600	Activision Blizzard, Inc. (g)	5,422,268
22,825	Netflix, Inc. (g)(i)	10,858,765
		16,281,033
Equity Real Estate Investment Trusts (REITs) - 1.5%
24,000	American Tower Corp. (g)	5,511,600
37,091	Crown Castle International Corp. (g)	5,793,614
		11,305,214
Food & Staples Retailing - 1.3%
28,050	Costco Wholesale Corp. (g)	10,031,241

Healthcare Equipment & Supplies - 2.8%
29,050	Abbott Laboratories (g)	3,053,445
19,225	Align Technology, Inc. (i)	8,191,388
133,000	Boston Scientific Corp. (i)	4,557,910
8,300	Intuitive Surgical, Inc. (i)	5,536,764
		21,339,507
Healthcare Providers & Services - 1.6%
38,500	UnitedHealth Group, Inc. (g)	11,747,890

Hotels, Restaurants & Leisure - 1.0%
18,175	McDonald’s Corp. (g)	3,871,275
42,700	Starbucks Corp. (g)	3,713,192
		7,584,467
Household Durables - 0.7%
77,475	DR Horton, Inc.	5,176,105

Industrial Conglomerates - 0.5%
24,900	Honeywell International, Inc. (g)	4,107,255

Insurance - 0.1%
4,600	Aon PLC, Class A (g)	846,446

Interactive Media & Services - 6.0%
15,275	Alphabet, Inc., Class A (g)(i)	24,686,080
77,400	Facebook, Inc., Class A (g)(i)	20,364,714
		45,050,794
Internet & Direct Marketing Retail - 3.9%
18,200	Alibaba Group Holding Ltd., ADR (g)(i)	5,545,358
7,925	Amazon.com, Inc. (g)(i)	24,061,489
		29,606,847

IT Services - 5.3%
10,600	Accenture PLC, Class A (g)	2,299,246
32,500	Mastercard, Inc., Class A (g)	9,380,800
50,750	PayPal Holdings, Inc. (g)(i)	9,446,097
2,650	Shopify, Inc., Class A (i)	2,452,390
28,375	Square, Inc., Class A (i)	4,394,720
7,900	Twilio, Inc., Class A (g)(i)	2,203,863
54,200	Visa, Inc., Class A (g)	9,848,682
		40,025,798
Life Sciences Tools & Services - 2.0%
32,425	IQVIA Holdings, Inc. (i)	4,993,126
22,025	Thermo Fisher Scientific, Inc.	10,420,468
		15,413,594
Machinery - 1.3%
31,775	Caterpillar, Inc. (g)	4,990,264
20,500	Deere & Co. (g)	4,631,155
		9,621,419
Metals & Mining - 0.5%
220,850	Freeport-McMoRan, Inc.	3,829,539

Multi-Line Retail - 1.7%
36,200	Dollar General Corp. (g)	7,555,302
32,625	Target Corp. (g)	4,966,178
		12,521,480
Pharmaceuticals - 1.8%
47,200	Horizon Therapeutics PLC (i)	3,536,696
37,700	Merck & Co., Inc.	2,835,417
45,325	Zoetis, Inc.	7,186,279
		13,558,392
Road & Rail - 0.5%
19,700	Union Pacific Corp. (g)	3,490,643

Semiconductors & Semiconductor Equipment - 5.1%
32,325	Advanced Micro Devices, Inc. (g)(i)	2,433,749
17,900	Broadcom, Inc. (g)	6,258,377
7,300	Enphase Energy, Inc. (g)(i)	716,057
20,100	Lam Research Corp. (g)	6,875,808
121,575	Marvell Technology Group Ltd. (g)	4,560,278
50,600	Micron Technology, Inc. (g)(i)	2,547,204
24,877	NVIDIA Corp.	12,472,333
24,425	QUALCOMM, Inc.	3,013,068
		38,876,874
Software - 11.5%
27,075	Adobe, Inc. (g)(i)	12,105,232
14,900	Atlassian Corp. PLC, Class A (g)(i)	2,855,138
30,375	Crowdstrike Holdings, Inc., Class A (i)	3,761,640
15,075	DocuSign, Inc. (g)(i)	3,048,919
19,800	Intuit, Inc.	6,230,664
122,775	Microsoft Corp.	24,858,254
46,871	Salesforce.com, Inc. (g)(i)	10,886,727
23,900	ServiceNow, Inc. (g)(i)	11,891,923
24,200	Workday, Inc., Class A (g)(i)	5,084,904
14,425	Zoom Video Communications, Inc., Class A (i)	6,648,627
		87,372,028
Specialty Retail - 1.6%
46,300	Home Depot, Inc. (g)	12,348,673

Technology Hardware, Storage & Peripherals - 3.2%
219,200	Apple, Inc. (g)	23,862,112

Textiles, Apparel & Luxury Goods - 1.4%
87,100	NIKE, Inc., Class B (g)	10,458,968
Total Common Stock (cost-$410,355,167)		468,801,245

Principal Amount (000s)
CONVERTIBLE BONDS & NOTES - 26.5%
Airlines - 0.5%
$1,235	American Airlines Group, Inc., 6.50%, 7/1/25	1,064,889
2,195	Southwest Airlines Co., 1.25%, 5/1/25	2,963,250
		4,028,139
Auto Components - 0.1%
1,105	Meritor, Inc., 3.25%, 10/15/37	1,202,187

Auto Manufacturers - 1.4%
	Tesla, Inc.,
1,235	1.25%, 3/1/21	6,671,632
660	2.00%, 5/15/24	4,140,471
		10,812,103
Banks - 0.4%
1,150	BofA Finance LLC, 0.125%, 9/1/22	1,297,200
1,100	JPMorgan Chase Bank N.A., 0.125%, 1/1/23 (a)(b)	1,436,187
		2,733,387
Biotechnology - 1.1%
	BioMarin Pharmaceutical, Inc.,
580	0.599%, 8/1/24	598,125
585	1.25%, 5/15/27 (a)(b)	565,256
	Exact Sciences Corp.,
2,740	0.375%, 3/15/27	3,609,950
645	0.375%, 3/1/28	794,156
720	Halozyme Therapeutics, Inc., 1.25%, 12/1/24 (a)(b)	957,195
1,655	PTC Therapeutics, Inc., 3.00%, 8/15/22	1,986,662
		8,511,344
Commercial Services - 1.1%
	Chegg, Inc.,
3,855	zero coupon, 9/1/26 (a)(b)	3,907,900
380	0.125%, 3/15/25	588,058
2,485	Square, Inc., 0.125%, 3/1/25 (a)(b)	3,658,444
		8,154,402
Computers - 0.9%
2,380	Lumentum Holdings, Inc., 0.50%, 12/15/26 (a)(b)	2,682,734
1,720	Western Digital Corp., 1.50%, 2/1/24	1,650,224
1,870	Zscaler, Inc., 0.125%, 7/1/25 (a)(b)	2,171,800
		6,504,758
Diversified Financial Services - 0.2%
1,315	LendingTree, Inc., 0.50%, 7/15/25 (a)(b)	1,313,356

Electronics - 0.3%
1,010	Fortive Corp., 0.875%, 2/15/22	1,008,748
1,130	SMART Global Holdings, Inc., 2.25%, 2/15/26 (a)(b)	1,030,040
		2,038,788
Engineering & Construction - 0.1%
345	KBR, Inc., 2.50%, 11/1/23	383,452

Entertainment - 0.3%
685	Cinemark Holdings, Inc., 4.50%, 8/15/25 (a)(b)	594,690
	Live Nation Entertainment, Inc.,
485	2.00%, 2/15/25 (a)(b)	426,205
1,455	2.50%, 3/15/23	1,563,215
		2,584,110
Equity Real Estate Investment Trusts (REITs) - 0.3%
2,000	Two Harbors Investment Corp., 6.25%, 1/15/22	1,998,750

Healthcare-Products - 0.9%
3,010	Insulet Corp., 0.375%, 9/1/26	3,691,083
1,360	NuVasive, Inc., 2.25%, 3/15/21	1,376,178

1,120	Repligen Corp., 0.375%, 7/15/24	1,750,820
		6,818,081
Healthcare-Services - 0.5%
3,385	Teladoc Health, Inc., 1.25%, 6/1/27 (a)(b)	3,957,987

Internet - 4.9%
815	Booking Holdings, Inc., 0.75%, 5/1/25 (a)(b)	1,023,364
3,155	Etsy, Inc., 0.125%, 9/1/27 (a)(b)	3,283,778
2,190	Match Group Financeco 2, Inc., 0.875%, 6/15/26 (a)(b)	3,288,050
975	Match Group Financeco 3, Inc., 2.00%, 1/15/30 (a)(b)	1,557,397
	Okta, Inc.,
1,525	0.125%, 9/1/25	1,999,656
1,160	0.375%, 6/15/26 (a)(b)	1,316,802
	Palo Alto Networks, Inc.,
2,575	0.375%, 6/1/25 (a)(b)	2,629,719
915	0.75%, 7/1/23	983,292
1,920	Proofpoint, Inc., 0.25%, 8/15/24	1,860,702
1,835	Shopify, Inc., 0.125%, 11/1/25	2,016,206
2,485	Snap, Inc., 0.75%, 8/1/26	4,633,150
1,680	Twitter, Inc., 0.25%, 6/15/24	1,838,422
3,930	Wayfair, Inc., 0.625%, 10/1/25 (a)(b)	3,766,933
2,140	Zendesk, Inc., 0.625%, 6/15/25 (a)(b)	2,686,317
	Zillow Group, Inc.,
1,090	1.50%, 7/1/23	1,425,825
1,780	2.75%, 5/15/25	2,799,632
		37,109,245
Investment Companies - 0.3%
2,450	Prospect Capital Corp., 6.375%, 3/1/25	2,508,187

Iron/Steel - 0.1%
465	Cleveland-Cliffs, Inc., 1.50%, 1/15/25	571,769

Leisure - 0.8%
	NCL Corp., Ltd. (a)(b),
760	5.375%, 8/1/25	883,025
1,355	6.00%, 5/15/24	1,922,660
	Royal Caribbean Cruises Ltd. (a)(b),
965	2.875%, 11/15/23	916,244
2,230	4.25%, 6/15/23	2,321,310
		6,043,239
Media - 1.4%
	DISH Network Corp.,
1,385	2.375%, 3/15/24	1,249,263
3,780	3.375%, 8/15/26	3,350,629
1,005	Liberty Broadband Corp., 2.75%, 9/30/50 (a)(b)	1,080,294
	Liberty Media Corp.,
1,055	1.00%, 1/30/23	1,255,450
1,105	1.375%, 10/15/23	1,240,736
2,305	2.75%, 12/1/49 (a)(b)	2,307,305
190	World Wrestling Entertainment, Inc., 3.375%, 12/15/23	307,412
		10,791,089
Oil, Gas & Consumable Fuels - 0.4%
1,400	Ensco Jersey Finance Ltd., 3.00%, 1/31/24 (c)	157,814
920	EQT Corp., 1.75%, 5/1/26 (a)(b)	1,179,853
1,170	Nabors Industries, Inc., 0.75%, 1/15/24	327,600
200	Oil States International, Inc., 1.50%, 2/15/23	113,488
1,535	Pioneer Natural Resources Co., 0.25%, 5/15/25 (a)(b)	1,643,038
		3,421,793
Pharmaceuticals - 0.7%
	DexCom, Inc.,
3,915	0.25%, 11/15/25 (a)(b)	3,784,292
85	0.75%, 12/1/23	169,659
550	Sarepta Therapeutics, Inc., 1.50%, 11/15/24	1,099,566
		5,053,517
Pipelines - 0.4%
4,200	Cheniere Energy, Inc., 4.25%, 3/15/45	3,138,094

Real Estate - 0.0%
125	Redfin Corp., zero coupon, 10/15/25 (a)(b)	117,975

Retail - 0.5%
1,255	Burlington Stores, Inc., 2.25%, 4/15/25 (a)(b)	1,442,591
370	Guess?, Inc., 2.00%, 4/15/24	302,960
1,040	RH, zero coupon, 6/15/23	1,872,058
		3,617,609
Semiconductors - 1.8%
45	Advanced Micro Devices, Inc., 2.125%, 9/1/26	422,649
1,330	Cree, Inc., 0.875%, 9/1/23	1,663,213
1,885	Inphi Corp., 0.75%, 4/15/25 (a)(b)	2,420,954
4,000	Microchip Technology, Inc., 1.625%, 2/15/27	6,232,415
1,850	ON Semiconductor Corp., 1.625%, 10/15/23	2,640,727
560	Synaptics, Inc., 0.50%, 6/15/22	675,654
		14,055,612
Software - 6.5%
2,800	Akamai Technologies, Inc., 0.125%, 5/1/25	3,284,750
2,425	Alteryx, Inc., 0.50%, 8/1/24	2,535,641
595	Atlassian, Inc., 0.625%, 5/1/23	1,398,354
760	Cloudflare, Inc., 0.75%, 5/15/25 (a)(b)	1,202,446
3,550	Coupa Software, Inc., 0.375%, 6/15/26 (a)(b)	4,138,218
1,745	Datadog, Inc., 0.125%, 6/15/25 (a)(b)	2,189,276
550	DocuSign, Inc., 0.50%, 9/15/23	1,565,094
1,270	Envestnet, Inc., 0.75%, 8/15/25 (a)(b)	1,275,860
1,100	Everbridge, Inc., 0.125%, 12/15/24 (a)(b)	1,293,188
1,250	Evolent Health, Inc., 1.50%, 10/15/25	994,267
1,710	Five9, Inc., 0.50%, 6/1/25 (a)(b)	2,270,025
1,325	HubSpot, Inc., 0.375%, 6/1/25 (a)(b)	1,665,025
1,740	j2 Global, Inc., 1.75%, 11/1/26 (a)(b)	1,565,103
2,525	MongoDB, Inc., 0.25%, 1/15/26 (a)(b)	3,284,716
1,250	New Relic, Inc., 0.50%, 5/1/23	1,206,439
1,595	Nutanix, Inc., zero coupon, 1/15/23	1,536,331
1,145	Pegasystems, Inc., 0.75%, 3/1/25 (a)(b)	1,280,110
1,260	Pluralsight, Inc., 0.375%, 3/1/24	1,103,760
3,560	RingCentral, Inc., zero coupon, 3/1/25 (a)(b)	3,772,851
385	Sea Ltd., 2.375%, 12/1/25 (a)(b)	734,056
55	ServiceNow, Inc., zero coupon, 6/1/22	203,049
1,350	Slack Technologies, Inc., 0.50%, 4/15/25 (a)(b)	1,546,594
4,285	Splunk, Inc., 1.125%, 6/15/27 (a)(b)	4,737,684
1,395	Workday, Inc., 0.25%, 10/1/22	2,104,173
1,660	Zynga, Inc., 0.25%, 6/1/24	2,094,712
		48,981,722
Telecommunications - 0.4%
1,745	Viavi Solutions, Inc., 1.00%, 3/1/24	2,022,364
765	Vonage Holdings Corp., 1.75%, 6/1/24	749,608
		2,771,972
Transportation - 0.2%
555	Atlas Air Worldwide Holdings, Inc., 2.25%, 6/1/22	595,554
1,125	Greenbrier Cos., Inc., 2.875%, 2/1/24	1,019,413
		1,614,967
Total Convertible Bonds & Notes (cost-$182,949,892)		200,837,634

Shares
CONVERTIBLE PREFERRED STOCK - 6.9%
Auto Components - 0.3%
22,080	Aptiv PLC, 5.50%, 6/15/23, Ser. A	2,658,432

Banks - 1.2%
2,930	Bank of America Corp., 7.25%, Ser. L (e)	4,298,017
3,555	Wells Fargo & Co., 7.50%, Ser. L (e)	4,794,842
		9,092,859
Chemicals - 0.2%
42,800	International Flavors & Fragrances, Inc., 6.00%, 9/15/21	1,653,792

Diversified Financial Services - 0.3%
1,255	2020 Mandatory Exchangeable Trust, 6.50%, 5/16/23 (a)(b)	1,832,300

9,440	KKR & Co., Inc., 6.00%, 9/15/23, Ser. C	491,258
		2,323,558
Electric Utilities - 1.1%
	NextEra Energy, Inc.,
45,625	5.279%, 3/1/23	2,256,156
69,490	6.219%, 9/1/23	3,427,942
14,605	Sempra Energy, 6.00%, 1/15/21, Ser. A	1,494,237
23,000	Southern Co., 6.75%, 8/1/22	1,111,820
		8,290,155
Electronics - 0.3%
1,455	Fortive Corp., 5.00%, 7/1/21, Ser. A	1,344,900
3,710	II-VI, Inc., 6.00%, 7/1/23, Ser. A	771,977
		2,116,877
Environmental Services - 0.2%
29,470	GFL Environmental Inc., 6.00%, 3/15/23	1,462,891

Hand/Machine Tools - 0.1%
7,175	Stanley Black & Decker, Inc., 5.25%, 11/15/22	748,926

Healthcare-Products - 1.5%
35,255	Avantor, Inc., 6.25%, 5/15/22, Ser. A	2,648,003
20,265	Boston Scientific Corp., 5.50%, 6/1/23, Ser. A	2,099,048
	Danaher Corp.,
2,975	4.75%, 4/15/22, Ser. A	4,670,423
1,445	5.00%, 4/15/23, Ser. B	1,927,977
		11,345,451
Insurance - 0.2%
10,940	Assurant, Inc., 6.50%, 3/15/21, Ser. D	1,320,349

Oil, Gas & Consumable Fuels - 0.0%
25,000	ATP Oil & Gas Corp., 8.00% (cost-$3,160,750; purchased 4/21/10) (a)(b)(d)(e)(f)(h)	2
8,860	Nabors Industries Ltd., 6.00%, 5/1/21, Ser. A	44,743
		44,745
Pharmaceuticals - 0.4%
27,310	Becton Dickinson and Co., 6.00%, 6/1/23, Ser. B	1,422,305
26,635	Elanco Animal Health, Inc., 5.00%, 2/1/23	1,288,335
		2,710,640
Semiconductors - 0.7%
4,495	Broadcom, Inc., 8.00%, 9/30/22, Ser. A	5,349,005

Telecommunications - 0.4%
2,685	2020 Cash Mandatory Exchangeable Trust, 5.25%, 6/1/23 (a)(b)	2,808,678
Total Convertible Preferred Stock (cost-$50,941,056)		51,926,358

Principal Amount (000s)
CORPORATE BONDS & NOTES - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
$2,509	Cobalt International Energy, Inc., 7.75%, 12/1/23 (c) (cost-$1,122,234)	77,553
Repurchase Agreements - 5.1%
38,686	State Street Bank and Trust Co., dated 10/30/20, 0.00%, due 11/2/20, proceeds $38,686,000; collateralized by U.S. Treasury Notes, 0.625%, due 3/31/27, valued at $39,459,820 including accrued interest (cost-$38,686,000)	38,686,000

Total Investments, before options written (cost-$684,054,349)-100.4%	760,328,790

Total Options Written —(0.0)% (premiums received-$729,367) (i)(j)(k)	(346,767)

Total Investments, net of options written (cost-$683,324,982) (l)-100.4%	759,982,023
Other liabilities in excess of other assets-(0.4)%	(2,948,713)
Net Assets-100.0%	$757,033,310

Notes to Schedule of Investments:

^ Portfolio securities and other financial instruments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, based on quotes or other market information obtained from quotation reporting systems, established market makers or independent pricing services. Investments in mutual funds are valued at the net asset value (“NAV”) as reported on each business day, and under normal circumstances. Exchange-traded funds (“ETFs”) are valued at their current market trading price. The AllianzGI Equity & Convertible Income Fund’s (the “Fund”) investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. The market value for NASDAQ Global Market and NASDAQ Capital Market securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees of the Fund (the “Board”) has adopted procedures for valuing portfolio securities and other financial derivative instruments in circumstances where market quotes are not readily available (including in cases where available market quotes are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to the investment manager, Allianz Global Investors U.S. LLC (the “Investment Manager”). The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Investment Manager monitors the continued appropriateness of methods applied and identifies circumstances and events that may require fair valuation. The Investment Manager determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Investment Manager determines that a valuation method may no longer be appropriate, another valuation method previously approved by the Valuation Committee may be selected or the Fund’s Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Fund’s Valuation Committee.

Short-term debt investments having a remaining maturity of 60 days or less are valued at amortized cost unless the Board or its Valuation Committee determines that particular circumstances dictate otherwise.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Fund may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern Time) on the NYSE on each day the NYSE is open for business. In unusual circumstances, the Board or the Fund’s Valuation Committee may in good faith determine the NAV as of 4:00 p.m., Eastern Time, notwithstanding an earlier, unscheduled close or halt of trading on the NYSE.

The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. In considering whether fair value pricing is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the NAV of the Fund is calculated. With respect to certain foreign securities, the Fund may fair value securities using modeling tools provided by third-party vendors, where appropriate. The Fund has retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Fund for foreign securities may differ from the value realized from the sale of those securities and the difference could be material. Fair value pricing may require subjective determinations about the value of a security or other assets, and fair values used to determine the NAV of the Fund may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Fund.

(a)

Private Placement—Restricted as to resale and may not have a readily available market. Private placement securities include Rule 144A securities. Securities with an aggregate value of $97,869,827, representing 12.9% of net assets.

(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $97,869,827, representing 12.9% of net assets.

(c)	In default.

(d)	Fair-Valued—Security with a value of $2, representing less than 0.05% of net assets.

(e)	Perpetual maturity. The date shown, if any, is the next call date.

(f)	Level 3 security.

(g)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.

(h)	Restricted. The cost of such security is $3,160,750. The value is $2, representing less than 0.05% of net assets.

(i)	Non-income producing.

(j)	Exchange traded-Chicago Board Options Exchange.

(k)	Exchange traded option contracts outstanding at October 31, 2020:

Options written contracts outstanding at October 31, 2020:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
Call options:
Abbott Laboratories	117.00 USD	11/20/20	(85)	$(8,500)	$(5,865)	$(6,362)	$497
Accenture PLC	247.50 USD	11/20/20	(50)	(5,000)	(2,079)	(5,219)	3,140
Activision Blizzard, Inc.	92.50 USD	11/20/20	(175)	(17,500)	(2,012)	(10,525)	8,513
Adobe, Inc.	540.00 USD	11/20/20	(135)	(13,500)	(4,050)	(44,329)	40,279
Advanced Micro Devices, Inc.	95.00 USD	11/20/20	(90)	(9,000)	(1,530)	(9,917)	8,387
Alibaba Group Holding Ltd.	355.00 USD	11/20/20	(90)	(9,000)	(17,955)	(15,965)	(1,990)
Alphabet, Inc.	1,750.00 USD	11/20/20	(60)	(6,000)	(89,700)	(66,133)	(23,567)
Amazon.com, Inc.	3,650.00 USD	11/20/20	(30)	(3,000)	(23,775)	(39,583)	15,808
American Tower Corp.	270.00 USD	11/20/20	(50)	(5,000)	(750)	(10,352)	9,602
Aon PLC	220.00 USD	11/20/20	(20)	(2,000)	(350)	(2,014)	1,664
Apple, Inc.	130.00 USD	11/20/20	(770)	(77,000)	(21,945)	(20,585)	(1,360)
Atlassian Corp. PLC	230.00 USD	11/20/20	(75)	(7,500)	(8,438)	(8,965)	527
Broadcom, Inc.	430.00 USD	11/20/20	(90)	(9,000)	(1,350)	(18,374)	17,024
Caterpillar, Inc.	185.00 USD	11/20/20	(70)	(7,000)	(2,870)	(5,901)	3,031
Costco Wholesale Corp.	395.00 USD	11/20/20	(155)	(15,500)	(16,818)	(19,421)	2,603
Crown Castle International Corp.	170.00 USD	11/20/20	(40)	(4,000)	(2,900)	(2,558)	(342)
Deere & Co.	260.00 USD	11/20/20	(80)	(8,000)	(5,840)	(12,877)	7,037
DocuSign, Inc.	265.00 USD	11/20/20	(75)	(7,500)	(4,200)	(12,019)	7,819
Dollar General Corp.	230.00 USD	11/20/20	(90)	(9,000)	(5,175)	(16,855)	11,680
Enphase Energy, Inc.	135.00 USD	11/20/20	(35)	(3,500)	(3,570)	(5,111)	1,541
Facebook, Inc.	325.00 USD	11/20/20	(195)	(19,500)	(7,020)	(39,189)	32,169
FedEx Corp.	305.00 USD	11/20/20	(60)	(6,000)	(4,560)	(6,404)	1,844
Home Depot, Inc.	305.00 USD	11/20/20	(140)	(14,000)	(10,360)	(15,890)	5,530
Honeywell International, Inc.	185.00 USD	11/20/20	(100)	(10,000)	(3,800)	(12,316)	8,516
Lam Research Corp.	410.00 USD	11/20/20	(70)	(7,000)	(5,670)	(26,548)	20,878
Marvell Technology Group Ltd.	45.00 USD	11/20/20	(280)	(28,000)	(3,500)	(8,211)	4,711
Mastercard, Inc.	370.00 USD	11/20/20	(150)	(15,000)	(1,350)	(20,610)	19,260
McDonald’s Corp.	250.00 USD	11/20/20	(70)	(7,000)	(1,365)	(6,647)	5,282
Micron Technology, Inc.	65.00 USD	11/20/20	(255)	(25,500)	(892)	(11,404)	10,512
Netflix, Inc.	575.00 USD	11/20/20	(115)	(11,500)	(19,320)	(46,607)	27,287
Nike, Inc.	135.00 USD	11/20/20	(305)	(30,500)	(11,133)	(9,937)	(1,196)
S & P Global, Inc.	400.00 USD	11/20/20	(40)	(4,000)	(500)	(12,863)	12,363
Salesforce.com, Inc.	275.00 USD	11/20/20	(110)	(11,000)	(10,285)	(16,018)	5,733
ServiceNow, Inc.	580.00 USD	11/20/20	(85)	(8,500)	(13,388)	(61,433)	48,045
Starbucks Corp.	100.00 USD	11/20/20	(215)	(21,500)	(3,225)	(8,420)	5,195
Target Corp.	190.00 USD	11/20/20	(100)	(10,000)	(2,200)	(9,796)	7,596
Twilio, Inc.	380.00 USD	11/20/20	(30)	(3,000)	(1,290)	(9,862)	8,572
Union Pacific Corp.	230.00 USD	11/20/20	(80)	(8,000)	(720)	(8,978)	8,258
UnitedHealth Group, Inc.	335.00 USD	11/20/20	(100)	(10,000)	(15,950)	(14,696)	(1,254)
Visa, Inc.	230.00 USD	11/20/20	(375)	(37,500)	(4,500)	(44,097)	39,597
Workday, Inc.	250.00 USD	11/20/20	(45)	(4,500)	(4,567)	(6,376)	1,809
Total options written contracts					$(346,767)	$(729,367)	$382,600

(l)                  At October 31, 2020, the cost basis of portfolio securities for federal income tax purposes was $683,405,945. Gross unrealized appreciation was $104,952,973; gross unrealized depreciation was $28,376,895; and net unrealized appreciation was $76,576,078. The difference between book and tax cost was attributable to wash sale loss deferrals.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

•                  Level 2 — valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•                  Level 3 — valuations based on significant unobservable inputs (including the Investment Manager’s or Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the nine months ended October 31, 2020 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with accounting principles generally accepted in the United States of America.

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Fund generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Fund’s valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Fund’s valuation procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security’s sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available.

Equity Securities (Common and Preferred Stock and Warrants) — Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes — Convertible bonds & notes are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes — Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts — Option contracts traded over-the-counter (“OTC”) and FLexible EXchange (“FLEX”) options are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at October 31, 2020 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 10/31/20
Investments in Securities — Assets
Common Stock	$468,801,245	—	—	$468,801,245
Convertible Bonds & Notes	—	$200,837,634	—	200,837,634
Convertible Preferred Stock:
Diversified Financial Services	491,258	1,832,300	—	2,323,558
Oil, Gas & Consumable Fuels	44,743	—	$2	44,745
Telecommunications	—	2,808,678	—	2,808,678
All Other	46,749,377	—	—	46,749,377
Corporate Bonds & Notes	—	77,553	—	77,553
Repurchase Agreements	—	38,686,000	—	38,686,000
	516,086,623	244,242,165	2	760,328,790
Investments in Securities - Liabilities
Options Written:
Market Price	(346,767)	—	—	(346,767)
Totals	$515,739,856	$244,242,165	$2	$759,982,023

Glossary:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust